As filed with the Securities and Exchange Commission on November 25, 2005
File Nos.333-09153 and 811-07737

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 18  [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 19    [X]

THE PURISIMA FUNDS
(Exact Name of Registrant as Specified in Charter)

13100 SKYLINE BOULEVARD
WOODSIDE, CALIFORNIA 94062-4547
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, including Area Code: (415) 851-7925

KENNETH L. FISHER
13100 Skyline Boulevard
Woodside, California 94062-4547
(Name and Address of Agent for Service)

Copy to:
David Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to Rule 485 (b)
☒ On December 1, 2005, pursuant to Rule 485(b)
☐ 60 days after filing pursuant to Rule 485(a)(1)
☐ On ____________, pursuant to Rule 485(a)(1)
☐ 75 days after filing pursuant to Rule 485(a)(2)
☐ On ____________, pursuant to Rule 485(a)(2)

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Purisima Funds
Prospectus
December 1, 2005

The Purisima Total Return Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

INVESTMENT OBJECTIVE	3
MAIN INVESTMENT STRATEGIES	3
PRINCIPAL INVESTMENT RISKS	4
PERFORMANCE	5
FEES AND EXPENSES	6
ABOUT THE ADVISER	7
PRICING OF FUND SHARES	7
SHAREHOLDER TRANSACTIONS	8
HOW TO PURCHASE & REDEEM SHARES	8
FAIR VALUE PRICING	14
SHAREHOLDER REPORTS & INFORMATION	14
DIVIDENDS & DISTRIBUTIONS	14
RULE 12B-1 FEES	15
OTHER IMPORTANT RISK DISCLOSURES	15
FINANCIAL HIGHLIGHTS	17

Please refer to the Fund’s privacy policy on the inside back cover.

Investment Objective

•
Purisima Total Return Fund (the “Fund”): seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund’s investments in different types of securities may vary significantly.

Main Investment Strategies

•
Domestic Stock Selection Strategy : Style selection is a high priority and Fisher Asset Management LLC (the “Adviser”) evaluates various criteria such as large-capitalization stocks versus small-capitalization stocks, and growth versus value stocks.

The Adviser believes that a significant portion of the return on an investment in a stock is derived from a weighted exposure to the market’s styles. Style is defined as the combination of market capitalization size (i.e., big, mid, and small cap) and valuation (low/“value” or high/“growth”). The resulting six styles are:

MARKET CAP	BIG CAP VALUE	BIG CAP GROWTH
	MID-CAP VALUE	MID-CAP GROWTH
	SMALL CAP VALUE	SMALL CAP GROWTH
VALUATION

The Adviser believes that, for extended periods, the market favors certain styles over others. This favoritism rotates, with all styles leading (and lagging) at various times. The Adviser also believes that this selection is more important in achieving investment returns than individual stock or manager selection. The Adviser’s domestic strategy attempts to identify which style the investment cycle will favor and then seeks to purchase superior stocks within it.

•
Foreign Stock Selection Strategy :  Like its domestic stock selection strategy, the Adviser uses style selection to make investment decisions for the Fund. Country selection also is a high priority and the Adviser generally evaluates countries on a contrarian basis by avoiding those considered to be too popular or “overbought” by investors. After eliminating or reducing the Fund’s exposure to those countries, the Adviser tries to identify foreign countries with strong underlying economic fundamentals. Once these markets are isolated, the Adviser searches for top tier companies within them. The foreign portfolio is constructed by favoring stocks from countries with positive economic factors. The Adviser believes this top-down approach adds value by avoiding risk.

•
Defensive Strategy: If the Adviser anticipates the potential for poor prospects in the U.S. and/or foreign stock markets, the Fund may adopt a defensive strategy by investing substantially in fixed-income securities, or money market instruments, or employing index put options and other derivative hedging techniques, including short selling. The Fund may sell securities short in an amount up to 40% of net assets.

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Principal Investment Risks

The value of any investment in the Fund will change with market conditions and investors may lose money. The Fund is not appropriate for all investors. Market conditions can cause securities to lose money rapidly and unpredictably.

•	General Risks.
Stocks: The risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities.

Fixed-Income Securities: The Fund may invest in fixed-income securities rated, at the time of purchase, within the four highest rating categories (by Moody’s, S&P or other nationally recognized securities ratings organizations). After purchase, a security might fall from the four highest rating categories and the Fund may choose to hold it for as long as the Adviser believes prudent. Generally, when interest rates rise, the value of a fixed-income security will fall.

•	Style Risks: The Adviser may misjudge investment styles and invest the Fund’s assets in styles that will not perform as well as other styles or as well as the general market.

•
Allocation Risks: Although the Fund primarily invests in common stocks, based on the Adviser’s assessment of economic and market conditions, the Fund can invest all of its assets in fixed-income securities. There is the risk the Adviser’s allocation could cause the Fund not to meet its objective.

•
Risks of Foreign Investing: The Fund may purchase foreign securities, including equity-type securities and fixed-income securities. These securities may involve additional risks, including the possibility of political, economic or social instability in the foreign country a security is issued in might significantly lower its valuations. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States. Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund’s foreign investments. For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

•
Risks of Short Selling: Selling short is selling a security that the Fund does not own. The Fund borrows a security from a broker, then immediately sells it. Later, the Fund repurchases the security and delivers it to the broker as repayment for the borrowed shares. There is the risk that the price of the stock will go up between the time the Fund borrowed and repurchased the stock, which would result in the Fund losing money.

PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-550-1071. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

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Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund’s total return has varied from year to year. The tables show the Fund’s average return over time (before and after taxes) compared with a broad-based market index. Of course, past performance (before and after taxes) is not predictive of future results.

Total Return Fund

The Total Return Fund’s year-to-date return as of September 30, 2005 was 4.99%.

Total Return Fund’s highest & lowest quarterly returns
	Total Return Fund	vs	MSCI World Index[1]
Highest	24.83%	Qtr ended 12/31/98	21.11%
Lowest	(19.57%)	Qtr ended 9/30/02	(18.38%)

Comparative Returns Average Annual Total Returns for the periods ended December 31, 2004
			Since
Total Return Fund	1 Yr	5 Yrs	10/28/96[2]
Return before taxes	7.84%	1.87%	10.04%
Return after taxes on distributions	7.78%	0.71%	9.27%
Return after taxes on distributions and sale of fund shares	5.17%	0.87%	8.38%
MSCI World Index [1]	14.71%	(2.46%)	6.30%

[1] Morgan Stanley Capital International World Index is an unmanaged capitalization-weighted stock index that includes all major world stock markets.
[2] October 28, 1996 is the inception date for the Total Return Fund.

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Fees and Expenses

Shareholder Fees[1]
(fees paid directly from your investment)

Total Return
Fund
Maximum sales charge (load) imposed on
Purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load)
(as a percentage of the lower of original
purchase price or redemption proceeds)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Total Return
Fund
Management Fees	1.00%
Distribution 12b-1 Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.46%
Expense Recoupment	0.03%
Net Annual Fund Operating Expenses	1.49%[2]

1 A fee of $15.00 is charged for each domestic wire redemption. The fee for each international wire redemption is $30.00.
2 The Adviser is contractually obligated to limit the Total Return Fund’s expenses to 1.50%. The contract has a rolling 10-year term. The Trustees can terminate this Agreement at any time upon sixty days’ written notice to the Adviser. The Adviser can recapture any expense or fees if it has waived or reimbursed such expense or fees within a three-year period and if the expense ratios in those future years are less than 1.50%.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	You invest $10,000 in the Fund for the period indicated
•	You reinvest your dividends and distributions
•	You redeem all your shares at the end of those periods
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Although your actual costs could be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Total Return Fund	$152	$471	$813	$1,779

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About the Adviser

Fisher Asset Management LLC, d/b/a Fisher Investments, 13100 Skyline Blvd., Woodside, California, 94062-4547, is the Fund’s investment adviser. The Adviser supervises and manages the investment portfolio of the Fund, and subject to such policies as the trustees may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolios. As of September 30, 2005 the Adviser managed over $26.2 billion for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Kenneth L. Fisher, the founder, Chairman and Chief Executive Officer of the Adviser, controls the Adviser. For its services, the Fund pays the Adviser a monthly management fee based upon its average daily net assets. For the fiscal year ended August 31, 2005, the Adviser received advisory fees of 1.03%, including recoupments, of the Total Return Fund’s average daily net assets.

Mr. Fisher serves as the Fund’s portfolio manager and as such is primarily responsible for the day-to-day management of the Fund’s portfolio. He has served as portfolio manager of the Total Return Fund since its inception date. Mr. Fisher has over 20 years of investment management experience. Mr. Fisher began Fisher Investments as a sole proprietorship in 1978 and incorporated the company under the name Fisher Investments, Inc. in 1986. As of April 1, 2005, the name of the Adviser was changed to Fisher Asset Management, LLC.

Mr. Fisher is primarily known to the public through his writing. He has written the Portfolio Strategy column in Forbes magazine since 1984. His writings include three books, “Super Stocks,” a tutorial on fundamental stock research published in 1984, “The Wall Street Waltz,” a financial overview and historical lessons through 90 visualizations published in 1987, and “100 Minds that Made the Market,” a set of 100 cameo biographies of pioneers of American finance published in 1993. His writings have been published widely and he has been interviewed by numerous financial publications and programs. The Fund may refer to this information in its marketing materials. The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Adviser is available in the Annual Report to shareholders for the fiscal year ended August 30, 2005.

Pricing of Fund Shares

The price you pay when buying the Fund’s shares, and the price you receive when selling (redeeming) the Fund’s shares, is the net asset value of the shares next determined after receipt and acceptance of a complete purchase or redemption request. The per share net asset value is determined by dividing the total value of its net assets (meaning its assets minus its liabilities) by the total number of shares outstanding at that time. The net asset value is determined as of the close of regular trading on the New York Stock Exchange on each day it is open for trading.

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Shareholder Transactions

Type of Account	Minimum Initial Investment	Minimum Additional Investments

Individual, Joint or
Gift to Minors Account	$25,000	$1,000

Automatic Investment Plan	$25,000	$100

IRA or Roth IRA	$2,000	$100

HOW TO PURCHASE & REDEEM SHARES

The Fund will not accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a “Power of Attorney” in the registration section of the Purchase Application.

How to Open Your Account by Mail

•	Complete the Purchase Application which accompanies this Prospectus or obtain a Purchase Application by calling 1-800-550-1071.

•	Your completed Purchase Application should be mailed directly to:

The Purisima Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail with such services, or receipt at US Bancorp Fund Services, LLC post office box, or purchase applications or redemption requests does not constitute receipt by the transfer agent of the Fund.

•	To purchase shares by overnight or express mail, please use the following street address:

The Purisima Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

All applications must be fully completed and accompanied by payment in the form of a check made payable to “The Purisima Funds.” All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25.00 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result. When a purchase is made by check and a redemption is made shortly thereafter, the Fund will delay the mailing of a redemption check until the purchase check clears, which may take as long as 15 calendar days. If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

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In compliance with the USA Patriot Act of 2001, please note that the transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing P.O. Box will not be accepted without providing a permanent street address on your application. If we do not have a reasonable belief as to the identity of a customer, the account will be rejected or the customer will not be allowed to perform any transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

How to Open Your Account by Wire

•	To ensure proper credit to your account, please call the transfer agent at 1-800-841-2858 for instructions prior to wiring funds.

•	Initial Investment -- By wire

If you are making an initial investment in the Fund, before you wire funds, please contact the transfer agent by telephone to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

•	For Subsequent Investments -- By wire

Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

•	Funds should be wired through the Federal Reserve System as follows:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA# 075000022
Credit: U.S. Bancorp Fund Services, LLC.
Account # 112952137
Further credit: Purisima Funds (Name of Fund)
Name of the Shareholder and Account number

Purchasing Shares through an Automatic Investment Plan

•	Under an Automatic Investment Plan, your designated bank or other financial institution debits a preauthorized amount on your account each month and applies the amount to the purchase of Fund shares.*

•	You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application.

•	To establish the Plan after an account is opened, an application may be obtained by calling 1-800-550-1071.

•	You will receive a statement on a quarterly basis showing the purchases made under the Plan.

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•	Redeeming all funds from your account will discontinue your Plan privileges unless otherwise specified.

•	To change the amount of your investment or to terminate the plan, please call the transfer agent 5 days prior to the effective date. The transfer agent will charge a $25 fee for any returned payment.

* The Fund requires 10 business days after the receipt of your request to initiate the Plan to verify your account information. Generally, the Plan will begin on the next transaction date scheduled by the Fund for the Plan following this 10-business day period. The Plan can be implemented with any financial institution that is a member of the Automated Clearing House.

Rejection of Orders

The Fund may reject any purchase order or exchange request for any reason and without prior notice. Excessive or short-term trading (such as market timing) in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Fund may reject a purchase order and may terminate or restrict the exchange privilege of any investor or group of investors whose pattern of trading or transaction history involves, in the opinion of the Fund, actual or potential harm to the Fund. The Fund may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed or after acceptance by an intermediary. The Fund’s policy on disruptive trading is described below.

Exchanging Shares

•
Shareholders may exchange ($500 minimum per transaction) all or a portion of their shares in a Fund for shares in the First American Prime Obligation Money Market Fund (the “Money Market Fund”).† A $5.00 charge will be applied to telephone exchange transactions.

•
The value to be exchanged and the price of the shares being purchased will be the net asset value next determined by the Fund after receipt and acceptance of complete instructions for the exchange by the Fund or its agent or subagent.

Automatic Exchange Plan

•
You may make automatic monthly exchanges from the Money Market Fund† to a Fund account ($100 minimum per transaction), but you must meet the Fund’s minimum initial investment requirements before this Plan is established.

•
You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application, or you may obtain an application to establish the Automatic Exchange Plan after an account is open by calling the Fund.

† The Money Market Fund is not affiliated with the Trust. You must obtain a copy of the Money Market Fund prospectus by calling 1-800-841-2858, and you are advised to read it carefully, before authorizing any investment in shares of the Money Market Fund.

Redemptions by Mail

•
To redeem shares by mail, simply send an unconditional written request to the Fund specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be signed exactly as the shares are registered.

10

•
If the amount requested is greater than $25,000, or the proceeds are to be sent to a person other than the record holder or to a location other than the address of record, each signature must be signature guaranteed (see Definition of Signature Guarantee).

•
Additional documentation is required for redeeming shares in corporate accounts or the redemption of shares held by persons acting pursuant to a Power of Attorney. In case of any questions, contact the transfer agent in advance.

•
Before redeeming recently purchased shares, please note that if the transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions by Wire

•
To redeem shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day. The redemption order must be received by the transfer agent before the Fund’s net asset value is calculated for the day. There may be a charge of up to $15 for each domestic wire redemptions and $30.00 for each international wire redemption.

•	If you elect transactions via wire transfer you may be required to pay fees, including the wire fee and other fees, that will be deducted directly from redemption proceeds.

Buying Shares through Broker Dealers

•
You may be able to buy shares of the Fund through certain brokers (and their agents) that have executed an agreement to sell Fund shares. You may be charged a fee if you place an order with such a broker or its authorized agent. You will receive the price currently available when the broker-dealer receives the purchase.

Telephone Redemptions

•	Shares may be redeemed for accounts with telephone redemption privileges, in amounts of $500 or more and up to $25,000, by calling the transfer agent.

•	Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Fund.

•	A redemption request in excess of $25,000 must be made following the procedures of redemption by mail.

•
In order to arrange for telephone redemptions for an account where these privileges were not selected or to change the bank account or address designated to receive redemption proceeds, you must send a written request to the Fund. The request must be signed by each registered holder of the account with the signatures guaranteed (see Definition of Signature Guarantee).

Systematic Withdrawal Plans

•
The Fund offers a Systematic Withdrawal Plan, which allows you to designate that a fixed amount (limited to those shareholders with a balance of $100,000 or greater upon commencement of participation in the Plan) be distributed to you at regular intervals.

•
The required redemption ($500 minimum per transactions) can take place on any day of the month as completed in the account application, but if the day you designate falls on a Saturday, Sunday or legal holiday, the distribution will be made on the next business day.

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•
An application for participation in the Systematic Withdrawal Plan may be obtained by calling the transfer agent, and any changes made to distribution information must be made in writing and signed by each registered holder of the account with signatures guaranteed.

Fraud

•	The Fund reserves the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholder.

•
In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the transfer agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information.

•	All such telephone transactions will be tape-recorded and you will receive a confirmation in writing.

•
The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.

•
In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above.

•	If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

Definition of Signature Guarantee

Signature guarantees generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee of each owner is required to redeem shares in the following situations: if ownership is changed on your account, when redemption proceeds are sent to a different address than that registered on the account, if the proceeds are to be made payable to someone other than the account’s owner(s), any redemption transmitted by federal wire transfer to a bank other than the bank of record, if a change of address request has been received by the Transfer Agent within the last 15 days, and for all redemptions of $25,000 or more from any shareholder account and to arrange for telephone redemptions for an account where these privileges were not selected or to change the bank account or address designated to receive redemption proceeds.

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Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

Right to Reject or Restrict Purchase and Exchange Orders
The Fund has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Fund reserves the right to modify these policies at any time without shareholder notice.

In particular, the Fund or the Fund’s distributor (the “Distributor”) may, without any prior notice, reject a purchase order and/or terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund. The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order or terminate or restrict exchange privileges. With respect to direct shareholder accounts, the Fund currently consider a redemption or exchange out of the Fund four times within any 12 month period to be disruptive. Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Limitations on Ability to Prevent Disruptive Trading
Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Fund’s policies and procedures will be effective.

Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse affects. Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.

In addition, the Fund receives orders through financial intermediaries (such as brokers, retirement plan recordkeepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund. If a financial intermediary establishes an omnibus account with the Fund, the Distributor does not have access to underlying individual account transactions or shareholder information. Consequently, it may not be able to detect disruptive trading in Fund shares and, even if it is detected, may be unable to stop such activity. Also, there may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Fund of detecting and stopping disruptive trading activity in Fund shares.

In seeking to prevent disruptive trading practices in Fund, the Fund and the Distributor consider only the information actually available to them at the time.

Risks of Disruptive Trading
Disruptive trading of Fund shares may adversely affect Fund performance and the interests of long-term investors. Volatility resulting from excessive purchases or sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and make it difficult to implement long-term investment strategies. In particular, disruptive trading may:

•	require the Fund to keep more assets in money market instruments or other very liquid holdings than it would otherwise like, causing the Fund to miss out on gains in a rising market;

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•	require the Fund to sell some its investments sooner than it would otherwise like in order to honor redemptions; and
•	increase brokerage commissions and other portfolio transaction expenses because securities are constantly being bought and sold by the Fund as assets and move in and out.

The Fund’s investments in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit Fund share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m. Eastern Time). In addition, to the extent the Fund significantly invests in high yield bonds or small-cap equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds which invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.

Fair Value Pricing

The Fund has adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Adviser’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security shall be fair valued. The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact the Fund’s NAV by less than a penny per share. If the proposed valuation would impact the Fund’s NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 pm Eastern time. The Fund expects to use fair valuation only in limited circumstances, such as when trading for a security is halted during the trading day or a security is thinly traded. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Shareholder Reports & Information

The Fund will provide statements and reports regarding the status of your investment account. After each transaction that affects the account balance or account registration, you will receive a confirmation statement (except for Automatic Investment Plan transactions, which generate quarterly confirmations of all automatic transactions). All shareholders also receive quarterly account statements. Financial reports are provided to shareholders on a semi-annual basis.

Dividends & Distributions

The Fund intends to pay dividends from net investment income, if any, annually and distribute substantially all net realized capital gains, if any, at least annually. The Fund may make additional distributions if necessary to avoid the imposition of a 4% excise tax imposed on net income or other tax on undistributed income and capital gains. You may elect to reinvest all income dividends and capital gains distributions in shares of the Fund or in cash as designated on the Purchase Application. You may change your election at any time by sending written notification to the Fund. . If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

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The election is effective for distributions with a dividend record date on or after the date the Fund receives notice of the election. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to your account on such date. Dividends and capital gains distributions, if any, will reduce the net asset value of the Fund by the amount of the dividend or capital gains distribution, so that a purchase of Fund shares shortly before the record date for a distribution may result in the receipt of taxable income that, in essence, represents a return of capital. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

Rule 12b-1 Fees

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under that Plan, the Fund is authorized to pay the Adviser, as Distribution Coordinator, a fee for the sale and distribution of its shares. The maximum annual amount of the fee authorized is 0.25% of the Fund’s average daily net assets. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Important Risk Disclosures

Equity Securities. The term equity-like securities, as used in this prospectus, includes, but is not limited to: common stock, preferred stock, convertible securities, warrants, rights and depository receipts. The Fund will limit its investments in warrants and rights to no more than 5% of its net assets, valued at the lower of cost or market. Warrants and rights acquired by the Fund in units or attached to securities are not subject to these restrictions.

Foreign Securities. The Fund may invest without limitation in securities of foreign issuers through sponsored and unsponsored Depositary Receipts, and may invest up to 5% of its net assets at the time of purchase directly in the securities of foreign issuers. Foreign fixed-income securities that may be purchased by the Fund include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities or central banks, securities of banks and other business entities; securities indexed in or denominated in foreign currencies or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as the The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees, and the Fund makes no guarantee to payment of principal or interest of any fixed-income security. Dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, which may reduce the net return to shareholders.

Fixed-Income Securities. The Fund is not limited as to the maturity of its fixed-income investments. Debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The market value of all debt obligations is affected by changes in prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If prevailing interest rates decline, the market value of debt obligations generally increases. If prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

15

Money Market Instruments. Money market instruments are short-term, high-quality (rated in the top two categories by S&P, Moody’s or other nationally recognized securities rating organizations) instruments denominated in U.S. dollars or other freely convertible currency, including, but not limited to, short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. finance company obligations, corporate commercial paper, obligations of banks and repurchase agreements.

Risks of Derivatives. The Fund may use derivative securities, including options, to avoid losses or earn extra income. Securities are considered derivatives when their value is determined or “derived” from the performance of underlying assets, interest rates or indices in which the security does not actually represent ownership. The price movements of derivatives may be more volatile than those of other securities, and their use often involves greater than ordinary investment risk. The Fund anticipates using derivatives principally in an attempt to avoid losses, but there is no guarantee such attempts will be successful.

Among the derivatives the Fund may purchase are options. The Fund can write options on up to 25% of the value of its net assets (measured at the time an option is written) and the Fund will not purchase put and call options where the aggregate premiums on its outstanding options exceed 5% of its net assets at the time of purchase. Any unlisted options purchased are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

Portfolio Turnover. The Fund may sell a given security, regardless of how long it has been held in the portfolio, and whether the sale is at a gain or loss. High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Short Sale Risk. The Fund’s short positions represent stocks that the Fund has borrowed from its owners, and then sold to other investors. The Fund remains obligated to return the borrowed stocks to their owners. To do this, the Fund will have to purchase the borrowed stocks back at some point in the future and pay whatever the market price for those stocks may then be. If the price of those stocks has gone up since the time the Fund borrowed the stocks and sold them, the Fund will lose money on the investment. Although the Fund’s gain is limited to the amount for which it sold the borrowed security, its potential loss is unlimited. A mutual fund that engages in short selling is more risky than other mutual funds.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm.. Tait, Weller & Baker LLP’s report and the Fund’s financial statements are included in the Fund’s annual report which is available upon request.

For a capital share outstanding throughout each year.

	Total Return Fund
	Years Ended August 30,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$16.58	$15.31	$14.06	$18.73	$19.65
Income from investment operations:
Net investment income (loss)	0.10	0.07	0.07	0.09	0.31^
Net realized and unrealized gain (loss) on investments	2.42	1.27	1.34	(2.91)	(0.61) ^

Total from investment operations	2.52	1.34	1.41	(2.82)	(0.30)^

Less distributions:
From net investment income	(0.07)	(0.07)	(0.05)	(0.19)	-
From net realized gain	0.00	0.00	(0.11)	(1.66)	(0.62)
Total distributions	(0.07)	(0.07)	(0.16)	(1.85)	(0.62)

Net asset value, end of year	$19.03	$16.58	$15.31	$14.06	$18.73

Total return	15.20%	8.72%	10.22%	(16.72%)	(1.33%)

Ratios/supplemental data:
Net assets, end of year (millions)	$325.4	$298.6	$244.1	$181.6	$122.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.46%	1.49%	1.56%	1.51%†	1.61%†
After fees waived and expenses absorbed or recouped	1.49%	1.50%	1.50%	1.50%†	1.50%†

Ratio of net investment income (loss) to average net assets #	0.52%	0.42%	0.55%	1.03%	1.68%

Portfolio turnover rate	16.68%	19.50%	12.57%	60.76%	105.90%

#  Net of fees waived.
^  Calculations are based on average shares outstanding for the period.
†  With dividend expense on securities sold short, which was 0.10% for 2002 and 0.05% for 2001. Otherwise, ratio of net expenses to average net assets would be 1.50% for 2002 and 2001.

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PRIVACY NOTICE

Fisher Asset Management LLC (formerly, Fisher Investments) and The Purisima Funds may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

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The Purisima Funds

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

The Purisima Funds
c/o Fisher Investments
13100 Skyline Blvd.
Woodside, California 94062
Telephone: 1-800-550-1071

You can review and copy information about the Fund, including the Fund’s reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. You can get copies of such information:

•	Free of charge from the Commission’s Internet website at

•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009, or

•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Purisima Funds’ SEC Investment Company Act
file number is 811-07737)

19

THE PURISIMA TOTAL RETURN FUND
THE PURISIMA ALL-PURPOSE FUND

each a series of

The Purisima Funds

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information dated December 1, 2005, is meant to be read in conjunction with the Prospectus dated December 1, 2005 for the Total Return Fund and the Prospectus dated October 6, 2005 for the All-Purpose Fund (each, a “Fund”, collectively, the “Funds”) and is incorporated by reference in its entirety into the Prospectuses. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectuses for the Funds may be obtained by writing the Funds, P.O. Box 701, Milwaukee, WI 53201-0701, or calling 1-800-550-1071. Capitalized terms used but not defined in this SAI have the same meanings as in the Prospectuses. Fisher Asset Management serves as the Funds’ investment adviser (the “Adviser”).

No person has been authorized to give any information or to make any representations not contained in this statement of additional information or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the distributor. The Prospectuses do not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

The audited financial statements for The Purisima Funds (the “Trust”) for the fiscal period ended August 31, 2005 are incorporated by reference to the Trust’s August 31, 2005 Annual Report.

TABLE OF CONTENTS

Page

ADDITIONAL INVESTMENT INFORMATION	3
INVESTMENT RESTRICTIONS	13
PORTFOLIO DISCLOSURE	15
ADDITIONAL TRUST INFORMATION	15
COMPENSATION TABLE	19
CODE OF ETHICS	19
ANTI-MONEY LAUNDERING PROGRAM.	19
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	21
SERVICES PROVIDED TO THE FUNDS.	21
PORTFOLIO MANAGERS	24
DISTRIBUTION OF SHARES	25
PORTFOLIO TRANSACTIONS AND BROKERAGE	26
TAXES	27
NET ASSET VALUE	30
DESCRIPTION OF SHARES	31
INDIVIDUAL RETIREMENT ACCOUNTS	34
PERFORMANCE INFORMATION	35
OTHER INFORMATION	37
FINANCIAL STATEMENTS	38
APPENDIX A	39

ADDITIONAL INVESTMENT INFORMATION

This Statement of Additional Information relates to the following two series or mutual funds of The Purisima Funds, a Delaware statutory trust:

The Purisima Total Return Fund (the “Total Return Fund”) and
The Purisima All-Purpose Fund (the “All-Purpose Fund”).

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectuses of the Trust and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Total Return Fund is a diversified fund and its investment objective is to produce a high total return. The All-Purpose Fund is a non-diversified fund and its investment objective is to provide protection against declines in the value of the U.S. and foreign equity markets. Because of the risks inherent in all investments, there can be no assurance that any Fund will meet its objective. No Fund is intended by itself to constitute a balanced investment program.

Unless specifically designated as a “fundamental” policy (which may be changed only with the approval by a majority of a Fund’s outstanding shares, as defined in the Investment Company Act of 1940), all investment policies described below may be changed by the Funds’ Board of Trustees without shareholder approval.

Smaller Capitalization Companies. The Funds may invest a substantial portion of their assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small- and medium-sized companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter and other markets typically are larger than the spreads for more actively traded securities. As a result, a Fund could incur a loss if it determined to sell such a security shortly after its acquisition. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Investors should be aware that, based on the foregoing factors, to the extent a Fund invests a significant portion of its assets in the securities of smaller companies, an investment in the Fund may be subject to greater price fluctuations than if it invested primarily in larger, more established companies.

United States Government Obligations. The Funds may invest in Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by any of the following: (a) the full faith and credit of the U.S. Treasury (for example, Ginnie Mae Certificates); (b) the right of the issuer to borrow from the Treasury (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (such as those issued by Fannie Mae); and (d) only the credit of the agency or instrumentality itself (such as those issued by the Student Loan Marketing Association). While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so because it is not so obligated.

Money Market Instruments. The Funds may invest in a variety of money market instruments for temporary defensive purposes, pending investment in other types of securities, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may also be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase Agreements. The Funds may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Funds’ custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited by the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund.

Fixed-Income Securities.   In order to reduce the risk of non-payment of principal or interest on these securities, fixed-income securities purchased by the Funds will be limited to investment grade fixed-income securities. Investment grade securities are those securities which, at the time of purchase, are rated within the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) (Baa or higher), Standard & Poor’s Corporation (“S&P”) (BBB or higher), or other nationally recognized securities rating organizations, or securities which are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security.

Asset-Backed Securities. Each Fund may purchase up to 5% of its net assets in asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage pre-payments. For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. Asset-backed securities acquired by the Funds may include collateralized mortgage obligations (“CMOs”) issued by private companies.

The Funds may acquire several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and CMOs, which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits (“REMICs”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Funds will not purchase “residual” CMO interests, which normally exhibit greater price volatility.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the discretionary authority of the U.S. Treasury to provide certain credit support. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCS”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of a Fund, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities. The Funds may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of taxable zero-coupon, step-coupon, and certain pay-in-kind securities to report as interest each year the portion of the original issue discount (or deemed discount) on such securities accruing that year. In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Funds may invest, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody’s, and other rating agencies represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Trustees or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration (“restricted securities”) under the Securities Act of 1933, as amended (“Securities Act”), that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid. The Trustees have delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Certain securities are deemed illiquid by the Securities and Exchange Commission (the “SEC”) including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to each Fund’s limitation on illiquid securities.

Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Trustees.

If through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of a Fund’s net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by a corporation enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time. The purchase of warrants involves the risk that a Fund could lose the purchase price of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. No Fund will invest more than 5% of its net assets, taken at market value, in warrants. Warrants attached to other securities acquired by a Fund are not subject to this restriction.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. The Funds may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis. These transactions involve a commitment by the Funds to purchase or sell securities at a future date. The price of the underlying securities and the date when the securities will be delivered and paid for (the settlement date) are fixed when the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party. The Funds will purchase securities on a when-issued basis or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian or subcustodian will designate liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments.

Hedging Strategies. The Funds may use various options transactions for the purpose of hedging or earning additional income. There can be no assurance that such efforts will succeed. The Funds may write (i.e., sell) call and put options, and buy put or call options. These options may relate to particular securities or stock or bond indexes and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. No Fund will purchase put and call options where the aggregate premiums on its outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written).

Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options exchanges upon which they are traded and various state regulatory authorities. In addition, a Fund’s ability to use hedging instruments may be limited by tax considerations.

Swap Transactions. The Funds may use another type of derivative transaction, known as a swap transaction, in an effort to hedge risk or to earn additional returns. Although swap transactions may contain financing terms and implied financing rates, they are not treated as borrowing or lending transactions by a Fund to the extent the Fund has collateralized with liquid assets, on a marked-to-market basis, the value of any obligation the Fund owes to the counterparty to the swap transaction. Swaps allow the parties to exchange the dividend income or other components of return on an equity or other investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Swaps are derivatives, and their values can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of a swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. Swaps are not liquid investments, unless they have been determined to be liquid pursuant to the valuation procedures adopted by the Board of Trustees.

Options.

General. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time (or, in some cases, on certain specified dates) prior to the expiration of the option, regardless of the market price of the security. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. The premium paid to the writer represents consideration for undertaking the obligation under the option contract.

Securities index options are put options and call options on various securities indexes. In most respects, they are identical to listed options on common stocks or bonds. The primary difference between securities options and index options occurs when index options are exercised. In the case of securities options, the underlying security, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500 or the Value Line Composite Index, or a narrower market index, such as the Standard & Poor’s 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held as collateral until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are a number of special risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction to not achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for various reasons, including: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by a Fund of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Because the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on securities indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of securities index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. No Fund will enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, designate liquid assets with their Custodian in the prescribed amount. Under current SEC guidelines, a Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover or in segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Investment Companies. Each Fund may invest its assets in shares of other investment companies. Each Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. Each Fund limits its investments in securities issued by other investment companies in accordance with the Investment Company Act of 1940, as amended (“1940 Act”) and consistent with its Investment Restrictions herein. Section 12(d)(1) of the 1940 Act precludes each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of each Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of each Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by each Fund and all affiliated persons of each Fund; and (ii) each Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Funds invest in investment companies, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by a Fund, a Fund will either seek instruction from a Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by a Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, a Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company.

Calculation of Portfolio Turnover Rate. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable a Fund to receive favorable tax treatment. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. It is anticipated the portfolio turnover rate for each Fund will generally not exceed 100%. However, this should not be considered as a limiting factor. Total Return Fund’s portfolio turnover rate for the fiscal years ended August 31, 2005 and 2004 was 16.68% and 19.50%, respectively.

Short Sales. The Funds may seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security that it does not own, in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the market at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Trust's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will also incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of loss increased, by the amount of the premium, dividends, interest, or expense the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that the Fund will be able to close out the position at any particular time or at any acceptable price.

The staff of the SEC is of the opinion that a short sale involves the creation of a senior security and is, therefore, subject to the limitations of Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”). The staff has taken the position that in order to comply with the provisions of Section 18, the Fund must put in a segregated account (not with the broker) an amount of cash or securities equal to the difference between: (a) the market value of the securities sold short, and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions consistent with its investment objective. The following restrictions supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment limitations except with respect to the Fund’s restrictions on borrowings as set forth in fundamental restriction 7 below.

No Fund’s fundamental restrictions can be changed without the approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

The following are the Fund’s fundamental investment restrictions.

1.
The Funds may not issue senior securities, except as permitted under the Investment Company Act of 1940 (the “1940 Act”); provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.

2.	The Funds may not lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

3.
With respect to 75% of its total assets, the Total Return Fund may not purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than 5% of the value of a Fund’s total assets to be invested in securities of any one issuer or (b) the securities of any issuer if such purchase would cause a Fund to own more than 10% of the outstanding voting securities of any one issuer.

4.
The Total Return Fund may not purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

5.
The Funds may not act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund’s participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for a Fund’s own portfolio may be deemed to be an underwriting, and except to the extent that a Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

6.
The Funds may not purchase or sell real estate (but this shall not prevent a Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

7.
The Funds may not borrow money, except that a Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33-1/3% of a Fund’s total assets by reason of a decline in net asset value will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by designated liquid assets where appropriate.

8.
The Funds may not purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

The following investment restrictions are not fundamental, and may be changed without shareholder approval.

The Funds may not:

1.	Purchase securities of other investment companies except to the extent permitted by the 1940 Act and the rules and regulations thereunder.

2.	Make investments for the purpose of exercising control or management of any company except that the Fund or its agent may vote portfolio securities in their discretion.

3.	Acquire illiquid securities if, as a result of such investments, more than 15% of the Fund’s net assets (taken at market value at the time of each investment) would be invested in illiquid securities.

4.
Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts and options thereon, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The “bunching” of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a joint securities trading account.)

5.
Borrow money except for temporary bank borrowings (not in excess of 5% of the value of its total assets) for emergency or extraordinary purposes, or engage in reverse repurchase agreements, or pledge any of its assets except to secure borrowings and only to an extent not greater than 10% of the value of the Fund’s net assets; provided, however, the Fund may engage in transactions involving options. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

In determining industry classification with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund’s total assets.

PORTFOLIO DISCLOSURE

The Funds will not disclose portfolio holdings information to any person or entity except as follows:

The Funds disclose their portfolio holdings quarterly, in their Annual and Semi-Annual Reports, as well as in filings with the SEC no later than 60 days after the end of the applicable quarter.

To the extent permitted under applicable law, the Adviser may distribute (or authorize a Fund’s custodian or principal underwriter to distribute) information regarding a Fund’s portfolio holdings more frequently than stated above to the Fund’s service providers and others who require access to such information in order to fulfill their contractual duties with respect to the Fund, such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services, and also to facilitate the review of the Fund by certain mutual fund analysts and rating agencies, such as Morningstar and other analysts. Such disclosure may be made only if the recipients of such information are subject to a confidentiality agreement or otherwise has an obligation to maintain that information as confidential and if the authorizing persons (as determined by the Funds’ Chief Compliance Officer) determine that, under the circumstances, disclosure is in the best interests of the Fund’s shareholders. The portfolio holdings information that may be distributed is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information. A Fund’s portfolio holdings information may not be disseminated for compensation.

ADDITIONAL TRUST INFORMATION

Trustees and Officers. Information regarding the Board of Trustees and officers of the Trust, including their principal business occupations during at least the last five years, is set forth below. Each Trustee who is an “interested person” of the Trust or the Adviser as defined in the 1940 Act (“Independent Trustee”), is indicated by an asterisk. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Trust since July 1996. The address of each of the officers and Trustees is c/o The Purisima Funds, c/o Fisher Asset Management, LLC, 13100 Skyline Blvd., Woodside, CA 94062-4547.

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Pierson E. Clair III (born 1948)	Trustee	Indefinite term; since 1996	President and Chief Executive Officer of Brown & Haley since 1998 (fine confectioners); Vice President of Blummer Chocolate Company from 1980 to 1997, where he had been employed since 1970.	2	Signature Foods, Inc.
Scott LeFevre (born 1957)	Trustee	Indefinite term; since 2001	Sole proprietor of LeFevre Capital Management, a registered investment adviser.	2	None
Alfred D. McKelvy, Jr. (born 1949)	Trustee	Indefinite term; since 2003	Executive Director of the law firm of Berding & Weil, LLP since 1990.	2	Diablo Valley Bank; East Bay BOMA.
Bryan F. Morse (born 1952)	Trustee	Indefinite term; since 1996	Sole proprietor of Bryan F. Morse, RIA, a registered investment adviser since 1990.	2	None
Grover T. Wickersham (born 1949)	Trustee	Indefinite term; since 1996	Attorney in private practice in Palo Alto, California. Prior to entering private practice in June of 1981, served as a Branch Chief of the Los Angeles Regional Office of the U.S. Securities and Exchange Commission.	2	None

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees and Officers
Kenneth L. Fisher* (born 1950)	President and Trustee	Indefinite term; since 1996	Chief Executive Officer and majority shareholder of the Adviser, and has served in such capacities since the incorporation of the Adviser in 1986. Prior thereto, he was the founder of Fisher Investments, a sole proprietorship which commenced operations in 1978.	2	None
Tom Fishel* (born 1960)	Vice President and Chief Compliance Officer	Indefinite term; since 2004	Vice President and Chief Compliance Officer of the Adviser. Vice President of Charles Schwab & Co., Inc. from 1995 to 2004, where he had been employed since 1983.	N/A	None
Joy Ausili (born 1966) 2020 E. Financial Way Glendora, CA 91741	Secretary and Assistant Treasurer	Indefinite term; since 2004	From 1997 to Present, Vice President of U.S. Bancorp Fund Services, LLC	N/A	None
Rita Dam (born 1966) 2020 E. Financial Way Glendora, CA 91741	Treasurer	Indefinite term; since 2004	From 1994 to Present, Vice President of U.S. Bancorp Fund Services, LLC.	N/A	None

* “Interested person” of the Trust, as defined in the 1940 Act.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Fund as of December 31, 2004:
Key
A.	$1-$10,000
B.	$10,001-$50,000

C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Funds (1)

Name of Trustee	Total Return Fund	All-Purpose Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (1)
Kenneth L. Fisher*	D	N/A	D
Pierson E. Clair III	D	N/A	D
Scott LeFevre	A	N/A	A
Alfred D. McKelvy, Jr.	A	N/A	A
Bryan F. Morse	B	N/A	B
Grover T. Wickersham	B	N/A	B
(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of August 31, 2005, none of the Independent Trustees or members of their immediate families owned any securities of the Adviser or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor. During the two most recently completed calendar years, none of the Independent Trustees or members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $60,000.

Board Committees

Audit Committee. The Trust has an Audit Committee, which is comprised of certain independent members of the Board of Trustees, Bryan F. Morse, Grover T. Wickersham, Scott LeFevre and Pierson E. Clair III. The Audit Committee reviews financial statements and other audit-related matters for the Trust. The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence. The Audit Committee met three times during the last fiscal year on October 21, 2004, January 27, 2005 and July 14, 2005.

Nomination Committee. The Trust has a Nomination Committee, which is comprised of certain independent members of the Board of Trustees, Bryan F. Morse, Grover T. Wickersham and Pierson E. Clair III. The Nomination Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary. Nominees recommended by shareholders are permitted with a formal written resume and questionnaire to the Adviser.

Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Trust securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. Members of the Valuation Committee are Kenneth L. Fisher, Andrew Teufel, Steve Triplett and Grover T. Wickersham. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee did not have reason to meet during the fiscal year ended August 31, 2005.

The Trustees of the Trust who are officers of the Adviser receive no remuneration from the Trust. Each of the other Trustees is paid a fee of $500 for each meeting attended and is reimbursed for the expenses of attending meetings. The table below sets forth the compensation of the Trustees for the fiscal year ended August 31, 2005. Mr. Fisher did not receive any Trustees fees.

COMPENSATION TABLE

Name	Aggregate Compensation from Company	Pension or Retirement Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Company Paid to Trustees
Mr. Fisher*	$0	$0	$0	$0
Mr. Clair III	$1,500	$0	$0	$1,500
Mr. LeFevre	$1,500	$0	$0	$1,500
Mr. McKelvy Jr.	$2,000	$0	$0	$2,000
Mr. Morse	$2,000	$0	$0	$2,000
Mr. Wickersham	$2,000	$0	$0	$2,000

CODE OF ETHICS

The Boards of the Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel subject to these Codes to invest in securities that may be purchased or held by the Funds.

ANTI-MONEY LAUNDERING PROGRAM.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Proxy Voting Guidelines

The Adviser provides a voice on behalf of shareholders of the Funds. The Adviser views the proxy voting process as an integral part of the relationship with the Funds. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Funds delegates its authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Funds’ proxy voting policies are summarized below.

Policies of the Fund’s Investment Adviser. It is the Adviser’s policy to vote all proxies received by the Funds in a timely manner. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest. The Adviser’s duty is to vote in the best interests of the Funds’ shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Funds, the Adviser will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;
2.	Disclose the conflict to the Disinterested Trustees of the Funds and obtain their direction on how to vote the proxy; or
3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event of a conflict between the interests of the Adviser and the Funds, the Adviser’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy. The Board has delegated this authority to the independent directors, and the proxy voting direction in such a case shall be determined by a majority of the independent trustees.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-550-1071 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-800-550-1071 and will be sent by first class mail within three business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Funds or acknowledges the existence of control. As of November 7, 2005, the officers and trustees of the Trust owned, as a group, 25.99% of the Total Return Fund’s outstanding securities. The Adviser, as of the date of this SAI, was the record owner of 100% of the All-Purpose Fund’s outstanding securities. On November 8, 2005, the following shareholders owned of record and beneficially, more than 5% of the Funds’ outstanding shares. An asterisk (*) denotes an account affiliated with the Fund’s investment adviser, officers or trustees:

Total Return Fund
Name	% of Shares	Record or Beneficial
Charles Schwab & Company San Francisco, CA 94104	17.19%	Record

SERVICES PROVIDED TO THE FUNDS.

Investment Adviser. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). Mr. Kenneth L. Fisher is the founder, Chairman and Chief Executive Officer of the Adviser and is a majority shareholder of the Adviser. As such, he controls the Adviser.

Advisory Services for the Funds. Pursuant to the Investment Management Agreement entered into between the Trust on behalf of the Funds and the Adviser (the “Investment Management Agreement”), the Adviser determines the composition of each Fund’s portfolio, the nature and timing of the changes to each Fund’s portfolio, and the manner of implementing such changes (“Management Services”). Included as part of these Management Services the Adviser also (a) provides the Funds with investment advice, research and related services for the investment of its assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust’s executive officers’ salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Investment Management Agreement; and (d) furnishes the Funds with office space and certain administrative services. The services of the Adviser or any affiliate thereof are not deemed to be exclusive and the Adviser or any affiliate thereof may provide similar services to other series of the Trust, other investment companies and other clients, and may engage in other activities. The Funds may reimburse the Adviser (on a cost recovery basis only) for any services performed for the Funds by the Adviser outside of its duties under the Investment Management Agreement.

The Investment Management Agreement is dated as of October 25, 1996, as amended April 16, 1998 and July 14, 2005. The Investment Management Agreement has an initial term of two years from each Fund’s commencement of operations and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement was initially approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party on September 26, 1996 and by the initial shareholder of the Total Return Fund on September 26, 1996. The Investment Management Agreement was initially approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party on July 14, 2005 and by the initial shareholder of the All-Purpose Fund on July 14, 2005.The Investment Management Agreement is terminable with respect to the Funds without penalty on 60-days’ written notice by the Trustees, by vote of a majority of each Fund’s outstanding voting securities, or by the Adviser, and will terminate automatically if it is assigned (as defined in the 1940 Act).

The Funds are responsible for their own operating expenses. The Adviser has agreed to limit each Fund’s total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets. The Adviser is a party to an Operating Expenses Agreement with the Trust and has agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 1.50% per year. That agreement has a renewable rolling 10-year term. Reimbursement of expenses in excess of the applicable limitation will be paid to the Funds by reducing the Adviser’s fee, subject to later adjustment. The Adviser may from time to time voluntarily absorb expenses for the Funds in addition to the reimbursement of expenses in excess of the foregoing.

The Investment Management Agreements permit the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Funds within the three-year period following such reduction, subject to approval by the Board of Trustees and a Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for as a contingent liability of the Funds and is described in the notes to the financial statements of the Funds until such time as it appears that the Funds will be able to and is likely to effect such reimbursement. At such time as it appears probable that the Funds are able to effect such reimbursement, the amount of reimbursement that the Funds are able to effect will be accrued as an expense of the Funds for that current period.

A discussion regarding the basis for the Board of Trustees’ approval of the Total Return Fund’s Investment Management Agreement with the Adviser is available in the Annual Report to shareholders for the fiscal year ended August 31, 2005.

In approving the Investment Management Agreement on behalf of the All-Purpose Fund, at a Meeting of the Board of Trustees on July 14, 2005, the Board of Trustees, including the Independent Trustees, took into consideration several factors, including:

(a)	the nature and quality of the services to be provided by the Adviser to the All-Purpose Fund;
(b)	the appropriateness of the fees paid by the All-Purpose Fund to the Adviser;
(c)	the level of Fund expenses;
(d)	the reasonableness of the potential profitability of the Investment Management Agreement to the Adviser;
(e)	the performance of the All-Purpose Fund; and
(f)	the nature of the All-Purpose Fund’s proposed investments.

Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Funds and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser’s proposed brokerage practices were reasonable.

In considering whether to renew the Investment Management Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above, the Trustees and Independent Trustees concluded that the Investment Management Agreement was fair, reasonable and in the best interest of shareholders, and that it should be approved.

The organizational expenses of the Total Return Fund were advanced by the Adviser and were reimbursed by the Fund. For the fiscal year ended August 31, 2005, the Advisory fees were $3,179,697. During the same period, the Adviser recouped $95, 776 in previously waived fees. For the fiscal year ended August 31, 2004, the Advisory fees were $2,878,075. For the fiscal year ended August 31, 2003, the Advisory fees were $1,964,219 of which the Adviser waived $129,719.

The Investment Management Agreement provides that the Adviser shall not be liable to the Funds or their shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Administrator. U.S. Bancorp Fund Services, L.L.C. serves as the Funds’ Administrator. Pursuant to an administration agreement with the Trust on behalf of the Funds, the Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Fund, and supervision of other organizations that provide services to the Funds. Certain junior officers of the Trust and the Fund may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee equal to 0.10% of the first $200 million of average daily net assets of the Funds, 0.05% of the next $300 million of such net assets, and 0.03% thereafter, subject to a minimum annual fee of $40,000.

Administrator Fee	Total Return Fund	All-Purpose Fund
Fiscal Year Ended August 31, 2005	$256,838	N/A*
Fiscal Year Ended August 31, 2004	$242,355	N/A*
Fiscal Year Ended August 31, 2003	$192,285	N/A*
* The All-Purpose Fund commenced operations on November 1, 2005.

Custodian, Transfer Agent and Dividend Paying Agent. U.S. Bank, N.A. (the “Custodian”) serves as the custodian and U.S. Bancorp Fund Services, LLC. (the “Transfer Agent”) serves as the transfer and dividend paying agent for the Funds. Under the terms of the respective agreements, the Custodian is responsible for the receipt and delivery of each Fund’s securities and cash, and the Transfer Agent is responsible for processing purchase and redemption requests for Fund shares as well as the recordkeeping of ownership of each Fund’s shares, payment of dividends as declared by the Trustees and the issuance of confirmations of transactions and annual statements to shareholders. The Custodian and the Transfer Agent do not exercise any supervisory functions over the management of the Trust or the Fund or the purchase and sale of securities. The Custodian is an affiliate of the Transfer Agent and the Administrator.

Legal Counsel. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as counsel to the Funds.

Independent Public Registered Accounting Firm. Tait, Weller & Baker LLP, 1818 Market Street, 2400 Floor, Philadelphia, PA 19103-3638, are the independent public registered public accounting firm for the Funds. They are responsible for performing an audit of the Funds’ year-end financial statements as well as providing accounting and tax advice to the management of the Trust. The financial statements incorporated by reference in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Tait, Weller & Baker LLP given on the authority of that firm as experts in auditing and accounting.

PORTFOLIO MANAGERS

Kenneth L. Fisher, Chief Executive Officer and majority owner of the Adviser, as well as the President of the Funds, serves as the Portfolio Manager for the Funds, and is primarily responsible for the day-to-day management of the Funds. The following provides information regarding other accounts managed by Mr. Fisher as of November 1, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	4	$625 Million	0	0
Other Pooled Investment Vehicles	3	$265 Million	0	0
Other Accounts	Approximately 20,900	$26 Billion	1	$200 Million

Mr. Fisher’s receives no compensation, including salary, bonuses, or deferred compensation as a Portfolio Manager of the Funds.

The Adviser feels there are no material conflicts that would necessarily arise in connection with the Portfolio Manager’s management of the Funds’ investments and manager of the investments of the other accounts listed in the above table.

The following indicates the dollar range of beneficial ownership of shares by the Portfolio Manager of the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,000-$1,000,000, Over $1,000,000)
Kenneth L. Fisher	Over $1,000,000

DISTRIBUTION OF SHARES

Distribution Agreement. Quasar Distributors, LLC (the “Distributor”), serves as distributor of the Funds pursuant to a Distribution Agreement (“Distribution Agreement”) with the Trust. Shares may also be sold by authorized dealers who have entered into dealer agreements with the Distributor or the Trust. The Distribution Agreement is required to be approved annually (after the initial two year period) by the Board of Trustees of the Trust or by vote of a majority each Fund’s outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, case in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty on 60-days’ written notice by the Trustees, by vote of a majority of a Fund’s outstanding voting securities, or by the Distributor, and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Service and Distribution Plan (Rule 12b-1 Plan). As set forth in the Prospectuses, the Trust has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2005, the Total Return Fund paid $711,037 in distribution expenses to the Adviser, as distribution coordinator, for advertising, printing and mailing of prospectuses to other than current shareholders and compensation to sales personnel, pursuant to the Plan. The distribution fees during the fiscal year ended August 31, 2005, were used to pay compensation to sales personnel of $188,532, advertising and marketing related activities of $417,662, and overhead expenses of $104,843. The All-Purpose Fund commenced operations on November 1, 2005 and therefore does not have any expenses as of August 31, 2005.

The Plan was adopted in anticipation that the Funds would benefit from the Plan through increased sales of shares of the Funds, thereby ultimately reducing each Fund’s expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Rule 12b-1 Trustees, vote annually to continue the 12b-1 Plan. The Plan may be terminated at any time by a vote of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding shares. Any change in the Plan that would materially increase the distribution expenses of the Funds provided for in the Plan requires approval of the shareholders and the Board of Trustees, including the Rule 12b-1 Trustees.

While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees of the Trust who are not interested persons of the Trust. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Trust. All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the Conduct Rules of the National Association of Securities Dealers Regulation, Inc., as such Rules may change from time to time.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for arranging the execution of the Funds’ portfolio transactions and the allocation of brokerage activities. In arranging such transactions, the Adviser will seek to obtain best execution for the Funds, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the firm involved, the firm’s risk in positioning a block of securities and research, market and statistical information provided by such firm. While the Adviser generally seeks reasonable competitive commission rates, the Funds will not necessarily always receive the lowest commission available.

The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokers who provide supplemental research, market and statistical information to the Adviser may receive orders for transactions by the Funds. The term “research, market and statistical information” includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Management Agreement and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information may be used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser in the future may effect securities transactions may be useful to the Adviser in providing services to the Funds. To the extent the Adviser receives valuable research, market and statistical information from a broker-dealer, the Adviser intends to direct orders for Fund transactions to that broker-dealer, subject to the foregoing policies, regulatory constraints, and the ability of that broker-dealer to provide competitive prices and commission rates. In accordance with the rules of the National Association of Securities Dealers, Inc., the Funds may also direct brokerage to broker-dealers who facilitate sales of the Funds’ shares, subject to also obtaining best execution as described above from such broker-dealer.

A portion of the securities in which the Funds may invest are traded in the over-the-counter markets, and the Funds intend to deal directly with the dealers who make markets in the securities involved, except as limited by applicable law and in certain circumstances where better prices and execution are available elsewhere. Securities traded through market makers may include markups or markdowns, which are generally not determinable. Under the 1940 Act, persons affiliated with the Funds are prohibited from dealing with the Funds as principal in the purchase and sale of securities except after application for and receipt of an exemptive order from the SEC. The 1940 Act restricts transactions involving the Funds and their “affiliates,” including, among others, the Trust’s Trustees, officers, and employees and the Adviser, and any affiliates of such affiliates. Affiliated persons of the Funds are permitted to serve as its broker in over-the-counter transactions conducted on an agency basis only.

Investment decisions for the Funds are made independently from those of accounts advised by the Adviser or its affiliates. However, the same security may be held in the portfolios of more than one account. When two or more accounts advised by the Adviser simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large volume transactions may produce better executions and prices.

Brokerage Commissions Paid
During the Fiscal Year Ended August 31,

	2005	2004	2003
Total Return Fund	$125,476	$168,437	$137,445
All-Purpose Fund	N/A	N/A	N/A
* The All-Purpose Fund commenced operations on November 1, 2005.

Of the above amounts, the following amounts were paid to firms for research, statistical or other services provided to the Advisor:

	2005	2004	2003
Total Return Fund	$0	$22,521	$76,600
All-Purpose Fund	N/A	N/A	N/A
* The All-Purpose Fund commenced operations on November 1, 2005.

Securities of Regular Brokers or Dealers.  The SEC requires the Trust to provide certain information of the Funds that held securities of its regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year. The following table identifies those brokers or dealers, the type of security and the value of the Total Return Fund’s aggregate holdings of the securities of each such issuer as of August 31, 2005.

Broker-Dealer	Aggregate Holdings
Goldman Sachs	$4,847,448
UBS	$3,990,060
Morgan Stanley	$3,504,943

TAXES

General. Each Fund believes that it has qualified (or will qualify) for tax treatment as regulated investment company (“RIC”) under Subchapter M of the Code for its fiscal year, and intends to be able to continue to so qualify. In order to do so, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and must meet several additional requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Funds in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

The Funds may invest in securities of foreign issuers, forward contracts and options. These investments involve complex rules to determine the character and timing of recognition of income received in connection therewith by the Funds.

Any gain or loss realized by a Fund upon the expiration or sale of options held by it generally will be capital gain or loss. Expiration of a call option written by a Fund will result in short-term capital gain. Any security, option, or other position entered into or held by a Fund that substantially diminishes its risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

Certain options (including options on a broad-based index, such as the Standard & Poor’s 500 index) and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund’s gain or loss on the sale or other disposition of securities of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than capital gain or loss.

A portion of the dividends from a Fund’s investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, that portion of dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject to the alternative minimum tax. In addition, availability of the deduction is subject to certain holding period and debt-financing limitations.

All or a portion of a loss realized upon the sale or redemption of shares of a Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

A Fund will be subject to a nondeductible 4% excise tax on net income to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Foreign Taxes. Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries that would reduce the yield on the Fund’s portfolio securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund’s income from sources within, and taxes paid to, foreign countries if it makes this election.

Passive Foreign Investment Companies. If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as sources that produce interest, dividends, rental, royalty or capital gain income) or hold at least 50% of their assets in such passive sources (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gains from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash and could result in the conversion of capital gain to ordinary income. A Fund may limit its investments in passive foreign investment companies or dispose of such investments if potential adverse tax consequences are deemed material in particular situations. Because it is not always possible to identify a foreign issuer as a passive foreign investment company in advance of making the investment, a Fund may incur the tax in some instances.

Non-U.S. Shareholders. Distributions of net investment income by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is “effectively connected with the conduct of a U.S. trade or business” and the foreign shareholder provides the Fund with the certification required by the IRS to that effect, in which case the reporting and withholding requirements applicable to domestic taxpayers will apply. Distributions of net capital gain to a foreign shareholder generally are not subject to withholding.

The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders and is based on current provisions of the Code and applicable Treasury Regulations, which are subject to change (possibly on a retroactive basis). Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Funds.

The foregoing discussion and the related discussion in the Prospectuses has been prepared by the management of the Funds, and does not purport to be a complete description of all tax implications of an investment in the Funds. Paul, Hastings, Janofsky & Walker LLP, legal counsel to the Funds, has expressed no opinion in respect thereof. Shareholders should consult their own advisers concerning the application of federal, state and local tax to their particular situations.

NET ASSET VALUE

The net asset value per share of the Funds are calculated for the shares by adding the value of all fund securities and other assets belonging to the Funds, subtracting the liabilities charged to the Funds, and dividing the result by the number of outstanding shares of the Funds. Assets belonging to the Funds consist of the consideration received upon the issuance of shares of the Funds together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. The liabilities that are charged to the Funds are borne proportionately by each share of the Funds. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds are conclusive.

Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (the “Exchange”), normally, 4:00 p.m. Eastern time, on each day the Exchange is open for trading and the Federal Reserve Bank’s Fedline System is open.

An example of how the Funds calculated the total offering price per share as of August 31, 2005 is as follows:

Total Return Fund

Net Assets	=	Net Asset Value per share
Shares Outstanding

$325,424,171	=	$19.03
17,099,135

The All-Purpose Fund commenced operations on November 1, 2005 and therefore does not have an offering price as of August 31, 2005.

Securities that are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. Securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). The Fund receive pricing information from Interactive Data Corporation (“IDC”) and other independent pricing vendors. IDC and others, including Merrill Lynch, Bloomberg and Muller, are regarded as some of the more common sources of readily available pricing information. Prices provided by IDC and other private vendors also may be based on quotations from one or more market makers.

Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

DESCRIPTION OF SHARES

The Trust Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series or classes representing interests in different investment portfolios. The Trust may hereafter create series in addition to the Funds. Under the terms of the Trust Agreement, each share of a Fund has a par value of $0.01, represents a proportionate interest in the Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders are entitled to share in the net assets of the Fund available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectuses. Pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (a) for any period during which the Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, the Trust reserves the right to adopt, by action of the Trustees, a policy pursuant to which it may, without shareholder approval, redeem all of a shareholder’s shares (a) if such shares have an aggregate value below a designated amount, (b) to the extent that such shareholder owns shares equal to or in excess of a percentage of the outstanding shares determined from time to time by the Trustees, (c) to the extent that such shareholder owns shares equal to or in excess of a percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust, or (d) if the Trustees determine that it is not practical, efficient or advisable to continue the operation of a Fund and that any applicable requirements of the 1940 Act have been met. Shares when issued as described in the Prospectuses are validly issued, fully paid and nonassessable.

If additional funds are created, the proceeds received by each fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that fund. The underlying assets of each fund will be segregated on the books of accounts, and will be charged with the liabilities in respect to that fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of the Trust will normally be allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interest of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of the principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

The term “majority of the outstanding shares” of either the Trust or a particular fund or investment portfolio means the vote of the lesser of (i) 67% or more of the shares of the Trust or such fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such fund or portfolio.

As a general matter, the Trust does not hold annual or other meetings of shareholders. This is because the Trust Agreement provides for shareholders voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the holders of two-thirds of the shares.

Under Delaware law, shareholders of the Trust are not generally personally liable for obligations of the Trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Trust’s shareholders to liability. To guard against this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and will require that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the Trust of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations.

The Trust Agreement provides that each Trustee of the Trust will be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustees (“disabling conduct”), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of disabling conduct.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

The Trust Agreement also contains procedures for the removal of Trustees by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for unexpired terms of removed Trustees.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Trust shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Trust’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to submit a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material of all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

INDIVIDUAL RETIREMENT ACCOUNTS

Individuals who receive compensation or earned income, even if they are active participants in a qualified retirement plan (or certain similar retirement plans), may establish their own tax-sheltered Individual Retirement Account (“IRA”). The Funds offer a prototype IRA plan which may be adopted by individuals for rollovers from existing IRAs or retirement plans. There is currently no charge for establishing an IRA account, although there is an annual maintenance fee. Earnings on amounts held in an IRA are not taxed until withdrawn.

A description of applicable service fees and certain limitations on contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-841-2858. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting an IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant’s retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

PERFORMANCE INFORMATION

The Funds may disclose performance data in the Prospectuses such as “average annual total return” and “total return.” To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return.

The average annual total returns before and after taxes for a Fund for a specific period is found by first taking a hypothetical $1,000 investment (“initial investment”) in the Fund’s shares on the first day of the period and computing the “redeemable value” of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. These calculations can be expressed as follows:

Average Annual Total Return

P(1 + T)N = ERV

Where: T = average annual total return.

ERV = ending redeemable value at the end of the period covered by the computation of a  hypothetical $1,000 payment made at the beginning of the period.

P = hypothetical initial payment of $1,000.

N = period covered by the computation, expressed in terms of years.

Total return performance for a specific period is calculated by first taking an investment (“initial investment”) in a Fund’s shares on the first day of the period and computing the “ending value” of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

A Fund’s performance figures will be based upon historical results and will not necessarily be indicative of future performance. A Fund’s returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Average Annual Total Return (after Taxes on Distributions)

The Funds’ quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

Where:	P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
n	=	the number of years and
ATVD	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Funds’ quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
n	=	the number of years and
ATVDR	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

OTHER INFORMATION

The net asset value of the Funds’ shares will fluctuate and is determined as of the close trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. However, the NYSE may close on days not included in that announcement. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Shares of the Funds may be exchanged for shares of the First American Prime Obligation Money Market Fund as provided in the Prospectuses. U.S. Bancorp Fund Services, Inc., the Funds’ transfer agent, receives fees based on the average daily net asset value of the shares of the Fund exchanged into the Money Market Fund, as provided in that fund’s Prospectus. Please request a Prospectus for the applicable Fund from U.S. Bank by calling (800) 841-2858 before investing in the Money Market Fund.

The Automatic Investing Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares of a Fund at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

Redemption-in-kind. It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for a Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. However, each Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund’s net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus for that Fund. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning certain tax matters relating to the securities. Payment for shares of a Fund in the form of securities will generally be treated as a taxable sale of such securities by the shareholder.

FINANCIAL STATEMENTS

The Funds’ annual report to shareholders for its fiscal year ended August 31, 2005 is a separate document supplied with this SAI, the financial statements, accompanying notes and report of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, appearing in such annual report are incorporated by reference in this SAI and are so incorporated by reference in reliance upon such report of Tait, Weller & Baker LLP given upon the authority of such firm as experts in auditing and accounting.

Copies of the Report are available, upon request and without charge, by calling the Funds at (800) 841-2858, or by writing to the following address: The Purisima Funds, 13100 Skyline Blvd., Woodside, CA 94062-4547.

The Prospectuses and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Fund’s Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information, pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

APPENDIX A

Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for commercial paper in which the Fund may invest:

“A-1” - Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

“A-2” - Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody’s for commercial paper in which the Funds may invest:

“Prime-1” - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The three rating categories of Duff & Phelps for investment grade commercial paper are “Duff 1,” “Duff 2” and “Duff 3.” Duff & Phelps employs three designations, “Duff 1+,” “Duff 1” and “Duff 1-,” within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Fund may invest:

“Duff 1+” - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

“Duff 1” - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

“Duff 1-” - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

“Duff 2” - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is “F-1.” Fitch employs two designations, “F-1+” and “F-1,” within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

“F-1+” - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1” - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

Fitch may also use the symbol “LOC” with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Fund may invest:

“TBW-1” - This designation represents Thomson BankWatch’s highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

“TBW-2” - this designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Fund may invest:

“A1” - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

“A2” - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Investment Grade Debt Ratings

Standard & Poor’s Investment Grade Debt Ratings

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Long-Term Investment Grade Debt Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated ‘Aa’ are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated ‘Baa’ are considered as medium-grade obligations (i.e, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch Investors Service, Inc. Investment Grade Bond Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA

Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA.= Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated ‘F-1+.’

A

Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

Duff & Phelps, Inc. Long-Term Investment Grade Debt Ratings

These ratings represent a summary opinion of the issuer’s long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company’s operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of ‘BBB-’ and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

Rating Scale	Definition
AAA	Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+ AA AA-	High credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.
A+ A A-	Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic areas.

THE PURISIMA FUNDS

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(a)	Certificate of Trust - filed with the Trust’s Post Effective Amendment No.1 on April 28, 1997
(b)	Amended and Restated Bylaws - filed with the Trust’s Post Effective Amendment No. 1 on April 28, 1997.
(c)	Instruments Defining Rights of Security Holders - None
(d)	Advisory Agreement
(i)
Investment Management Agreement between the Trust on behalf of the Total Return Fund and Fisher Investments, Inc. - filed with the Trust’s initial Registration Statement on Form N-1A dated April 28, 1997.

(ii)
Form of Comprehensive Management Agreement by and between the Trust on behalf of the Pure American and Pure Foreign Fund and Fisher Investments, Inc. - filed with Trust’s Post Effective Amendment No. 5 on September 29, 1998.

(iii)
Form of Appendix A to the Investment Management Agreement between the Trust on behalf of the Purisima All-Purpose Fund and Fisher Asset Management, LLC - filed with the Trust’s Post Effective Amendment No. 16 on July 18, 2005.

(e)	Distribution Agreement - Distribution Agreement between the Trust and Quasar Distributors, LLC - filed with the Trust’s Post-Effective Amendment No. 15 on December 23, 2004.
(f)	Bonus or Profit Sharing Contracts - Not applicable
(g)	Custody Agreement - Custody Agreement between the Trust and U.S. Bank, N.A. - filed with the Trust’s Post Effective Amendment No. 10 on December 19, 2000.
(h)	Other Material Contracts
(i)	Administration Agreement by and between the Trust and Investment Company Administration Corporation - filed with the Trust’s Post Effective Amendment No. 3 on November 14, 1997.

(ii)	Transfer Agency Agreement by and between the Trust and Firstar Mutual Fund Services, LLC. - filed with the Trust’s Post Effective Amendment No. 10 on December 19, 2000.

(iii)	Fund Accounting Agreement by and between The Trust and Firstar Mutual Fund Services, LLC. - filed with the Trust’s Post Effective Amendment No. 10 on December 19, 2000.

(iv)	Operating Expense Agreement - filed with the Trust’s Post Effective Amendment No. 9 on December 7, 1999.

(v)	Operating Expense Agreement in respect of the Purisima All-Purpose Fund -- filed with the Trust’s Post Effective Amendment No. 16 on July 18, 2005.

(i)	Opinion and Consent of Counsel
(i)	Legal Opinion of Heller Ehrman White & McAuliffe, former counsel for The Trust - filed with the Trust’s Post Effective Amendment No. 1 on April 28, 1997.

(ii)	Legal Opinion of Paul, Hastings, Janofsky & Walker LLP - filed with the Trust’s Post Effective Amendment No. 5 on September 29, 1998.

(iii)	Legal Opinion of Paul, Hastings, Janofsky & Walker LLP -- filed with the Trust’s Post Effective Amendment No. 17 on October 7, 2005.

(j)	Consent of Independent Public Accountants - filed herewith.
(k)	Omitted Financial Statements - Not applicable
(l)	Subscription Agreement - filed with the Trust’s initial Registration Statement on Form N-1A dated April 28, 1997.
(m)	Rule 12b-1 Plan - The Trust's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 - filed with the Trust’s Post Effective Amendment No. 17 on October 7, 2005.
(n)	Rule 18f-3 Plan - Not applicable
(o)	Reserved
(p)	Code of Ethics
(i)	Code of Ethics for Fisher Investments, Inc. and The Purisima Funds - filed with the Trust’s Post Effective Amendment No. 10 on December 19, 2000.

(ii)	Supplemental Code Of Ethics For Principal Officers And Senior Financial Officers - filed with the Trust’s Post-Effective Amendment No. 15 on December 23, 2004.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant neither controls any person nor is under common control with any other person.

Item 25. Indemnification.

The Registrant's Board of Trustees has adopted the following By-law provisions which are in full force and effect and have not been modified or canceled:

ARTICLE VI
INDEMNIFICATION OF TRUSTEES OFFICERS
EMPLOYEES AND OTHER AGENTS

Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests, and (b) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interest of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 3. ACTIONS BY THE TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b) a written opinion by an independent legal counsel.

Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of the Trust to purchase such insurance, the Trust shall purchase and maintain insurance on behalf of any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that the Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

Insofar as indemnification for liability rising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 11 of the Investment Management Agreement between the Registrant and the Adviser provides for indemnification of the Adviser in connection with certain claims and liabilities to which the Adviser, in its capacity as the Registrant's investment adviser, may be subject. A copy of the Investment Management Agreement is incorporated by reference as Exhibit 5.

Item 26. Business and Other Connections of Investment Adviser.

Fisher Asset Management, LLC d/b/a Fisher Investments, Registrant's investment adviser, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Set forth below is additional biographical information and a description of any company with which the officers and directors of Fisher Investments have been engaged at any time since June 1, 1994 in the capacity of director, officer, employee, partner or trustee:

Kenneth L. Fisher is the Chief Executive Officer and Chief Investment Officer of Fisher Investments and Chairman of its Investment Policy Committee. Mr. Fisher makes investment policy and tactical investment decisions. Since July 1984, Mr. Fisher has written a monthly column for Forbes magazine. Mr. Fisher has operated the Adviser (including its predecessor) since 1979.

Jeffrey L. Silk is the Vice Chairman and member of the Investment Policy Committee of Fisher Investments. He has been employed by the Adviser since 1983.

Damian D. Ornani is the Co-President for Fisher Investments. He is responsible for supervision of all aspects of the domestic private client’s sales. He has been employed by the Adviser since 1997.

Steve Triplett is the Co-President of the Adviser. . Mr. Triplett has been employed by the Adviser since 1995.

Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:
Advisors Series Trust	Jacob Internet Fund Inc.
AIP Alternative Strategies Funds	The Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Julius Baer Investment Funds
Alpine Equity Trust	The Kensington Funds
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	NorCap Funds
First American Investment Funds, Inc.	Permanent Portfolio Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
The Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
The Glenmede Portfolios	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follow:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202

(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator:

U.S. Bancorp Fund Services, LLC.
2020 East Financial Way, Suite 100
Glendora, CA 91741

(c)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser:

Fisher Investments
(Purisima Funds)
13100 Skyline Boulevard
Woodside, CA 94062

(d)	With respect to Rules 31a-1(b)(iv) and (8), the required books and records are maintained at the offices of Registrant’s Transfer Agent and Accounting Services Agent:

U.S. Bancorp Fund Services, L.L.C.
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

(e)	With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant’s Principal Underwriters:

Quasar Distributors, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Item 29. Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings.

(a) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Woodside, State of California, on the 25th of November, 2005.

THE PURISIMA FUNDS
(Registrant)

By:	/s/ Kenneth L. Fisher
Kenneth L. Fisher
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Kenneth L. Fisher
Kenneth L. Fisher	President; Trustee (principal executive officer)	November 25, 2005

/s/ Rita Dam
Rita Dam	Treasurer (principal financial and accounting officer)	November 25, 2005

BRYAN F. MORSE
*Bryan F. Morse	Trustee	November 25, 2005

GROVER T. WICKERSHAM
*Grover T. Wickersham	Trustee	November 25, 2005

PIERSON E. CLAIR, III
*Pierson E. Clair, III	Trustee	November 25, 2005

ALFRED D. MCKELVY, JR.
*Alfred D. McKelvy, Jr.	Trustee	November 25, 2005

SCOTT LEFEVRE
*Scott LeFevre	Trustee	November 25, 2005

/s/ Kenneth L. Fisher
*Kenneth L. Fisher Attorney-In-Fact Pursuant to Power of Attorney as filed with Post-Effective Amendment No.5 and Post Effective Amendment No. 13

EXHIBIT INDEX

Exhibit-	Exhibit No.
Consent of Auditors	EX-99.j